Note 13: Commitments	3 Months Ended
Aug. 31, 2010
Notes
Note 13: Commitments

NOTE 13: COMMITMENTS

On March 1, 2010, the Company entered into a Management and Financial Service Agreement with the interim CEO for a 6 month period ending August 31, 2010 whereby the interim CEO will be paid up $5,000 per month. The Financial Service Agreement was not renewed by the Company when the Financial Service Agreement ended on August 31, 2010. There was no disagreement between the Company and Mr. Kushner regarding the Company’s operations or accounting.